Segment and Geographic Information - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Segments	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Number of reporting segments | Segments	2
Depreciation and amortization charges	$ 6,911	$ 7,447
Produce [member]
Disclosure of operating segments [line items]
Depreciation and amortization charges	6,154	6,791
Energy [member]
Disclosure of operating segments [line items]
Depreciation and amortization charges	$ 873	$ 795